STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

October 30, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Mr. Edward P. Bartz

Re:	CPG Carlyle Private Equity Fund, LLC (the "Fund")
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Fund, transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement").  Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a continuously-offered, closed-end fund to be managed by Central Park Advisers, LLC ("Central Park Advisers").  The Fund's investment objective is to seek attractive long-term capital appreciation.  In pursuing its investment objective, the Fund intends operate as a feeder fund and invest substantially all of its assets in CPG Carlyle Private Equity Master Fund, LLC (the "Master Fund"), which in turn intends to invest substantially all of its assets in alternative investment funds—with an emphasis on private equity funds—sponsored by The Carlyle Group L.P. and its affiliates ("Carlyle").  The Fund and the Master Fund are organized in what is commonly referred to as a "master-feeder" structure.  The Master Fund, which has the same investment objective and identical investment policies as those of the Fund, concurrently has filed its Registration Statement on Form N-2 under the 1940 Act and also will be managed by Central Park Advisers.  Carlyle is not a sponsor, promoter, adviser or affiliate of either the Fund or the Master Fund.

The Fund is structured in many respects similarly to CPG JPMorgan Alternative Strategies Fund, LLC (File No. 811-22446 ) ("CPG JPM"), which also is advised by Central Park Advisers.  Like CPG JPM, the Fund, through its investment in the Master Fund, will focus its investments primarily on funds sponsored by a single institution or its affiliates—in this case, Carlyle.  Additionally, like CPG JPM, the Fund (i) intends to issue its units of beneficial interest in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended, and (ii) will be structured for federal tax purposes as a regulated investment company.  CPG JPM's registration statement initially was reviewed in September 2010 by Mr. Vincent Distefano of the staff of the Commission (the "Staff"), and subsequently was reviewed in September 2011 by Mr. James E. O'Connor in connection with certain revisions to the Fund's confidential offering memorandum.

The Fund concurrently also has filed an application (the "Application") for an order under Section 6(c) of the 1940 Act, granting an exemption from Sections 18(c) and 18(i) of the 1940 Act, and under Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, to permit the Fund to offer investors multiple classes of units of beneficial interest ("Units") with varying sales loads and asset-based service and/or distribution fees.  As described more fully in the Application and the Fund's Registration Statement, the Fund initially will offer a single class of Units—"Class A Units"—to investors eligible to invest in the Fund and, if the Application is granted, the Fund presently intends to offer a second class of Units—"Class I Units"— to investors eligible to invest in the Fund.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.806.6274 (bgreen@stroock.com) or to Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik